Equity reserves and long-term incentive plan awards	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Equity reserves and long-term incentive plan awards [Text Block]

11. Equity reserves and long-term incentive plan awards

The Company has a stock option plan, and a share unit plan under which restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs") may be awarded to directors, officers, employees and other service providers. All awards under the share unit plan may be designated by the Company's Board to be settled in either cash, shares or a combination thereof, and as at December 31, 2021 all units awarded have been cash-settled.

Under the two plans, when combined, the number of shares issuable cannot exceed 9% of the issued and outstanding common shares of the Company. Specifically, shares reserved for issuance under the share unit plan, when designated as equity-settled, may not exceed 5% of the issued and outstanding common shares of the Company.

(a) Stock options

Options granted vest in 1/3 increments every twelve months following the grant date for a total vesting period of three years. Stock options have a maximum term of 5 years following the grant date.

The following table is a reconciliation of the movement in stock options for the years ended December 31, 2021 and 2020:

	Number of Options	Weighted average exercise price
		C$
Balance, December 31, 2019	12,568,362	1.93
Granted	4,676,000	1.39
Exercised	(1,912,775)	1.33
Cancelled/Expired/Forfeited	(7,000,767)	1.88
Balance, December 31, 2020	8,330,820	1.81
Granted	5,653,000	1.49
Exercised	(689,931)	1.02
Cancelled/Expired/Forfeited	(1,613,719)	2.43
Balance, December 31, 2021	11,680,170	1.61

During the year ended December 31, 2021, the Company recognized share-based compensation expense relating to stock options of $2.2 million (year ended December 31, 2020 - $0.7 million).

Additionally, during the year ended December 31, 2021, 689,931 stock options with a weighted average exercise price of C$1.02 were exercised by directors, officers and/or employees of the Company for total aggregate proceeds of $0.6 million (year ended December 31, 2020 - 1,912,775 stock options exercised with a weighted average exercise price of C$1.33 for total aggregate proceeds of $1.9 million).

The fair value of stock options granted is determined using the Black Scholes pricing model. For all grants during the year ended December 31, 2021, the weighted average expected life, dividend yield and forfeiture rate were 3.77 years, nil and 15.87%, respectively. For all grants during the year ended December 31, 2020, the weighted average expected life, dividend yield and forfeiture rate were 3.86 years, nil and 10.68%, respectively.

Other conditions and assumptions used in the Black Scholes models were as follows:

	Number of options granted	Weighted average exercise price	Weighted average risk- free interest rate	Weighted average volatility	Weighted average Black- Scholes value assigned
		C$			C$
Year ended December 31, 2020	4,676,000	1.39	0.72%	62.92%	0.59
Year ended December 31, 2021	5,653,000	1.49	0.54%	63.57%	0.64

The following table summarizes the stock options outstanding and exercisable as at December 31, 2021:

	Total options outstanding			Total options exercisable
Range of exercise price	Number	Weighted average contractual life (years)	Weighted average exercise price C$	Number	Weighted average contractual life (years)	Weighted average exercise price C$
C$0.00-C$1.00	1,143,002	2.15	0.97	621,666	2.14	0.98
C$1.01-C$2.00	9,244,168	3.76	1.42	1,526,493	2.58	1.26
C$2.01-C$3.00	293,000	3.63	2.19	97,666	3.63	2.19
C$3.01-C$4.00	1,000,000	0.16	3.96	1,000,000	0.16	3.96
	11,680,170	3.29	1.61	3,245,825	1.79	2.07

(b) Restricted share units

The following table is a reconciliation of the movement in RSUs for the years ended December 31, 2021 and 2020:

	Number of RSUs
	December 31, 2021	December 31, 2020
Balance, beginning of year	2,421,200	2,243,255
Granted	271,400	2,371,700
Settled in cash	(937,624)	(844,361)
Cancelled/Forfeited	(570,382)	(1,349,394)
Balance, end of year	1,184,594	2,421,200

The RSUs granted are cash-settled awards and, therefore, represent a financial liability which is required to be marked-to-market at each reporting period-end with changes in fair value recognized in the statement of operations and comprehensive income. For the year ended December 31, 2021, the Company recognized share-based compensation expense in relation to RSUs of $0.1 million (year ended December 31, 2020 - $1.5 million).

For all RSUs granted during the year ended December 31, 2021, the awards vest in three equal tranches over a service period of three years and had an estimated forfeiture rate of 20.1% (year ended December 31, 2020 - 4.22%).

As at December 31, 2021, the Company recognized a financial liability for cash-settled RSUs of $0.6 million (December 31, 2020 - $1.7 million). The financial liability associated with the cash-settled awards is recorded in accounts payable and accrued liabilities, for amounts expected to be settled within one year, and a separate non-current liability for amounts to be settled in excess of one year. The following table is a reconciliation of the movement in the RSU liability for the years presented:

	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of year	1,658	1,001
Awards vested during the year, net of cancelled/forfeited awards	65	1,460
Settled in cash during the year	(1,148)	(803)
Total RSU liability, end of year	575	1,658

Less: current portion of RSU liability	(408)	(1,046)
Total non-current RSU liability, end of year	167	612

(c) Performance share units

The following table is a reconciliation of the movement in PSUs for the year ended December 31, 2021:

Number of PSUs
December 31, 2021
Balance, beginning of year	-
Granted	893,400
Cancelled/Forfeited	(322,400)
Balance, end of year	571,000

The PSUs are cash-settled awards and therefore represent a financial liability which is required to be marked-to-market at each reporting period end with changes in fair value recognized in the statement of operations and comprehensive income. The PSUs vest in 1/3 increments every twelve months following the grant date for a total vesting period of three years and also contain a performance criterion applied to the number of units that vest on a yearly basis.

The number of units that vest will be determined by the Company's relative share price performance in comparison to a peer group of companies. The PSU performance multiplier ranges from 0% to 150%.

During the year ended December 31, 2021, the Company recognized $87 of share-based compensation expense associated with the PSUs (year ended December 31, 2020 - nil). As at December 31, 2021, the Company recognized a financial liability related to PSUs of $87, of which $54 was recorded in accounts payable and accrued liabilities (December 31, 2020 - nil).

(d) Deferred share units

The following table is a reconciliation of the movement in DSUs for the year ended December 31, 2021:

Number of DSUs
December 31, 2021
Balance, beginning of year	-
Granted	844,200
Balance, end of year	844,200

The DSUs are cash-settled awards and therefore represent a financial liability which is required to be marked-to-market at each reporting period end with changes in fair value recognized in the Statement of Operations and Comprehensive Income. The DSUs have no vesting terms or conditions and as such the Company recognized 100% of the fair value of the DSUs on the grant date in the Statement of Operations and Comprehensive Income. The DSUs will be paid to directors upon their retirement from the Board of Directors of the Company or upon a change of control.

During the year ended December 31, 2021, the Company recognized share-based compensation expense of $0.6 million in relation to DSUs (year ended December 31, 2020 - nil) and the corresponding $0.6 million liability was presented within accounts payable and accrued liabilities as at December 31, 2021 (December 31, 2020 - nil).

(e) Phantom share units

On November 6, 2020, the Company granted 1,000,000 cash-settled phantom share units to the Chair of the Board. The units will vest three years from the grant date, but will only become payable upon the Chair's departure from the Board or upon a change of control of the Company, in a cash settlement amount equal to the value of 1,000,000 common shares (in C$) as at the Chair's departure date or date of change of control.

The phantom share units represent a financial liability, as they will be settled in cash, and are marked-to-market at each reporting period end and presented in the Statement of Financial Position as a long-term incentive plan liability. For the year ended December 31, 2021, the Company recognized share-based compensation expense of $0.2 million (year ended December 31, 2020 - $0.1 million). A financial liability of $0.3 million is included in the long-term incentive plan liability as at December 31, 2021 (December 31, 2020 - $0.1 million).